Time charter revenue - Operating revenue (Table) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CMA CGM [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of revenue	28.59%	29.62%	33.83%
MAERSK [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of revenue	30.82%	29.79%	22.81%
ZIM [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of revenue	13.49%	10.73%	7.49%